Deferred compensation expense (Details) shares in Millions	12 Months Ended
	Dec. 31, 2016 CHF (SFr) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 CHF (SFr) shares	Dec. 31, 2014 CHF (SFr) shares
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 1,629,000,000		SFr 2,372,000,000	SFr 2,392,000,000
Total shares delivered
Minimum total compensation of certain employees to whom share awards are granted	SFr 250,000	$ 250,000
Moratorium period on early retirement, determined from grant date (in years)	2 years	2 years
Discontinued operations
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 0		0	(8,000,000)
2011 Partner Asset Facility (PAF2)
Deferred compensation expense
Total compensation expense relating to deferred compensation	0		2,000,000	7,000,000
Restricted Cash Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	0		39,000,000	92,000,000
Other Cash Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	335,000,000		414,000,000	404,000,000
2008 Partner Asset Facility (PAF) awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	13,000,000		34,000,000	87,000,000
Plus Bond awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	5,000,000		22,000,000	36,000,000
Contingent Capital Awards (CCA)
Deferred compensation expense
Total compensation expense relating to deferred compensation	235,000,000		430,000,000	214,000,000
Capital Opportunity Facility (COF)
Deferred compensation expense
Total compensation expense relating to deferred compensation	13,000,000		16,000,000	13,000,000
Performance shares | Performance share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 370,000,000		SFr 563,000,000	SFr 611,000,000
Stock compensation plan
Total shares delivered
Total shares delivered (in shares) | shares	42.1	42.1	44.4	37.1
Stock compensation plan | Share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 628,000,000		SFr 852,000,000	SFr 939,000,000
Stock compensation plan | Contingent Capital share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	30,000,000
Stock compensation plan | Scaled Incentive Share Unit (SISU)
Deferred compensation expense
Total compensation expense relating to deferred compensation	0		0	(3,000,000)
Bank
Deferred compensation expense
Total compensation expense relating to deferred compensation	1,618,000,000		2,351,000,000	2,376,000,000
Bank | Discontinued operations
Deferred compensation expense
Total compensation expense relating to deferred compensation	0		0	(8,000,000)
Bank | 2011 Partner Asset Facility (PAF2)
Deferred compensation expense
Total compensation expense relating to deferred compensation	0		2,000,000	7,000,000
Bank | Restricted Cash Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	0		39,000,000	92,000,000
Bank | Other Cash Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	331,000,000		398,000,000	394,000,000
Bank | 2008 Partner Asset Facility (PAF) awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	13,000,000		34,000,000	87,000,000
Bank | Plus Bond awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	5,000,000		22,000,000	36,000,000
Bank | Contingent Capital Awards (CCA)
Deferred compensation expense
Total compensation expense relating to deferred compensation	234,000,000		429,000,000	213,000,000
Bank | Capital Opportunity Facility (COF)
Deferred compensation expense
Total compensation expense relating to deferred compensation	13,000,000		16,000,000	13,000,000
Bank | Performance shares | Performance share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 369,000,000		SFr 562,000,000	SFr 610,000,000
Bank | Stock compensation plan
Total shares delivered
Total shares delivered (in shares) | shares	41.5	41.5	43.8	36.5
Bank | Stock compensation plan | Share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 623,000,000		SFr 849,000,000	SFr 935,000,000
Bank | Stock compensation plan | Contingent Capital share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	30,000,000
Bank | Stock compensation plan | Scaled Incentive Share Unit (SISU)
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 0		SFr 0	SFr (3,000,000)